Ordinary shares	12 Months Ended
Dec. 31, 2013
Ordinary shares
Ordinary shares

14.          Ordinary shares

On July 20, 2011, in connection with the closing of the Baidu Transaction, the Convertible Preferred Shares were modified and converted into 63,699,680 ordinary shares in total with a distribution of RMB1,337,604 (note 12). The Company also declared dividends of US$1.6113 and US$3.4074 for 11,495,000 and 17,721,821 ordinary shares, respectively. The total dividends declared to the ordinary shareholders amounted to RMB509,810. In addition, former employees and non-employees with vested share entitlements who had exercised their awards were entitled to a payment of US$3.4074 per unit (the “Non-employee CERH Fees”), amounting to RMB41,435. The Non-employee CERH Fees were considered distribution as such former employees and non-employees received the same amount consistent with that for ordinary shareholders under their rights as shareholders.

Such payments less the 15% escrowed amount were released upon the closing of the Baidu Transaction (note 1). The 15% escrowed amount would be held for 18 months from the closing date of the Baidu Transaction and would be released net of any allowed deductions. The Company’s obligations with respect to the payment of the portion of the extraordinary dividends and the Non-employee CERH Fees represented by the escrowed amount were fully discharged upon remittance by Baidu to the designated escrow account on July 20, 2011. The total distribution paid for the years ended December 31, 2011 and 2012 amounted to RMB1,529,662 and RMB74,256 (US$12,266), respectively. The ordinary shares as of December 31, 2012 represent the equity interests held by Baidu which do not carry redemption rights (note 13). Other than the redemption rights, the redeemable ordinary shares and ordinary shares have the same rights including dividend rights and voting rights. The 15% escrowed account was released in full at the end of the escrow period in January 2013.

On March 4, 2013, the Company entered into a share purchase agreement with certain investors and Baidu (collectively, the “Investors”). According to the agreement, the Investors subscribed for an aggregate number of 21,662,296 ordinary shares (the “Purchased Shares”) at a per share issue price of US$2.6313 for a total consideration of US$57,000. The Purchased Shares represent 7.14% of total ordinary shares of the Company after the closing of the transaction.

The Investors have unconditionally and irrevocably waived their rights to request the Company at any time to redeem all of the ordinary shares held by such holder at the redemption price of US$1.45533 per ordinary share. Furthermore, if the 80% Shareholder Redemption Request is exercised by an Investor (the “Redeeming Investor”), then the Redeeming Investor is required to cause the Company to, within three business days following such 80% Shareholder Redemption Request, reissue to each other Investor such number of shares which represents, as of immediately after such reissuance, the same shareholding percentage that was represented, as of immediately prior to the 80% Shareholder Redemption Request, by the shares held by such Investor and redeemed for an aggregate amount of issuance consideration equal to the redemption consideration actually received by such Investor.

On July 3, 2013, the Board of Directors and the shareholders of the Company amended and restated its memorandum and articles of association to redesignate 203,064,412 issued ordinary shares (including the ordinary shares issued to the Investors) and 100,280,392 issued redeemable ordinary shares as Class A ordinary shares; and to redesignate 496,655,196 of the Company’s authorized but unissued ordinary shares as Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for conversion and voting rights. Each Class A ordinary share is convertible into one Class B ordinary share at any time, while Class B ordinary shares cannot be converted into Class A ordinary shares under any circumstances. Upon any sale, pledge, transfer, assignment or disposition of a Class A ordinary share by its holder to any person who is not already a holder of Class A ordinary shares and is not an affiliate of such holder as defined in the Company’s amended and restated memorandum and articles of association, such Class A ordinary share shall automatically convert into one Class B ordinary share without any actions on the part of the transferor or the transferee. Each Class A ordinary share is entitled to three votes and each Class B ordinary share is entitled to one vote.

On November 1, 2013, the Company completed its IPO by issuing 12,612,800 ADSs at the price of US$15.00 per ADS and 1,000,000 Class B ordinary shares at the price of US$5.00 per share. Each ADS represents three Class B ordinary shares. Immediately following the closing of the IPO, the total number of ordinary shares outstanding was 342,183,204, comprised of 302,850,254 Class A ordinary shares and 39,332,950 Class B ordinary shares.

Upon the closing of the IPO, the 80% Shareholder Redemption Request was nullified and therefore, all of the Company’s ordinary shares are classified in permanent equity.